BlackRock U.S. Government Bond V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.0%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class A, (1-mo. LIBOR USD at 0.88%
Floor + 0.88%), 5.56%, 09/15/34
(a)(b)
.... USD 139 $ 134,896
BX Trust, Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
6.14%, 01/15/34
(a)(b)
............... 33 31,040
Commercial Mortgage Trust, Series 2017-
COR2, Class AM, 3.80%, 09/10/50 ..... 22 19,658
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class A, 2.39%,
07/15/31
(b)
..................... 100 85,996
CSMC Trust, Series 2021-BHAR, Class A, (1-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.83%, 11/15/38
(a)(b)
............... 168 160,700
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 80,499
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (1-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.05%, 10/15/33
(a)(b)
......... 100 91,086
Morgan Stanley Capital I Trust, Series 2018-
H3, Class B, 4.62%, 07/15/51
(a)
....... 39 34,391
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (1-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.88%,
05/15/31
(a)(b)
.................... 160 148,800
787,066
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... 128 5,315
BANK, Series 2021-BN33, Class XA, 1.06%,
05/15/64 ...................... 1,750 101,109
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,160 87,569
193,993
Total Non-Agency Mortgage-Backed Securities — 2.5%
(Cost: $1,088,382) .............................. 981,059
Beneficial Interest
(000)
Other Interests
(c)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(d)(e)
....... 514 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
(f)
Agency Obligations — 1.3%
Federal Home Loan Bank Bonds,
4.00%, 04/10/28 ................. 500 502,350
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.72%, 07/20/39
(a)
............. —
(g)

Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.42%, 07/25/30 . USD 106 $ 8,430
Series K119, Class X1, 0.93%, 09/25/30 . 180 9,757
Series K120, Class X1, 1.04%, 10/25/30 . 127 7,590
Series K122, Class X1, 0.88%, 11/25/30 . 255 13,130
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 255 34,778
73,685
Mortgage-Backed Securities — 77.3%
Government National Mortgage Association
(f)
2.00%, 04/15/53 ................. 1,140 968,390
2.50%, 04/15/53 ................. 2,499 2,199,120
3.00%, 04/15/53 ................. 1,060 965,505
4.50%, 04/15/53 ................. 126 124,104
5.00%, 04/15/53 ................. 93 93,116
5.50%, 04/15/53 ................. 55 55,622
Uniform Mortgage-Backed Securities
1.50%, 04/25/38 - 04/25/53
(f)
......... 246 211,392
2.00%, 04/25/53
(f)
................ 7,259 6,000,337
2.50%, 04/25/53
(f)
................ 5,636 4,857,527
3.00%, 04/25/53
(f)
................ 2,858 2,564,302
3.50%, 04/25/38 - 04/25/53
(f)
......... 271 252,418
4.00%, 10/01/52 ................. 10,999 10,519,749
4.00%, 04/25/53
(f)
................ 327 312,459
4.50%, 04/25/53
(f)
................ 840 822,637
5.00%, 04/25/53
(f)
................ 33 33,112
5.50%, 04/25/53
(f)
................ 346 349,494
6.00%, 04/25/53
(f)
................ 300 306,199
30,635,483
Total U.S. Government Sponsored Agency Securities — 78.8%
(Cost: $31,317,495) .............................. 31,211,519
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 212 228,440
4.50%, 08/15/39 ................. 170 188,780
4.38%, 11/15/39 ................. 170 185,725
4.63%, 02/15/40 ................. 42 47,266
3.88%, 08/15/40 ................. 42 43,070
3.13%, 02/15/43 ................. 660 593,433
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,107,109
3.63%, 08/15/43 ................. 660 640,612
3.75%, 11/15/43 ................. 660 651,905
2.50%, 02/15/45 ................. 154 122,881
2.75%, 11/15/47 ................. 154 128,121
3.00%, 02/15/48 ................. 784 683,856
2.25%, 08/15/49 ................. 815 612,810
1.63%, 11/15/50 ................. 85 54,510
U.S. Treasury Notes
0.25%, 04/15/23 ................. 214 213,691
2.75%, 05/31/23 ................. 1,260 1,255,956
1.75%, 07/31/24 ................. 2,430 2,346,848
2.13%, 07/31/24 - 05/15/25 .......... 2,650 2,559,234
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,544,072
2.00%, 02/15/25 ................. 1,580 1,519,022
0.50%, 03/31/25 - 05/31/27 .......... 659 598,957
0.38%, 04/30/25 ................. 367 340,392
1.50%, 08/15/26 - 02/15/30 .......... 1,881 1,743,249
0.63%, 03/31/27 ................. 146 129,438

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88%, 08/15/28 ................. USD 380 $ 365,973
3.13%, 11/15/28 ................. 380 370,441
2.38%, 03/31/29 ................. 54 50,412
1.63%, 08/15/29 ................. 266 237,259
Total U.S. Treasury Obligations — 46.8%
(Cost: $20,260,370) .............................. 18,563,462
Total Long-Term Investments — 128.1%
(Cost: $52,666,247) .............................. 50,756,040
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(h)(i)
................. 199,276 199,276
Total Money Market Funds — 0.5%
(Cost: $199,276) ................................ 199,276
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 15.1%
Federal Home Loan Bank Discount Notes,
4.52%, 04/21/23
(j)
............... 6,000 5,986,199
Total U.S. Government Sponsored Agency Securities — 15.1%
(Cost: $5,985,000) .............................. 5,986,199
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 4.6%
U.S. Treasury Bills , 4.48%, 06/01/23
(j)
..... USD 1,841 $ 1,827,310
Total U.S. Treasury Obligations — 4.6%
(Cost: $1,827,162) .............................. 1,827,310
Total Short-Term Securities — 20.2%
(Cost: $8,011,438) .............................. 8,012,785
Total Investments Before Options Written and TBA Sale
Commitments — 148.3%
(Cost: $60,677,685 ) .............................. 58,768,825
Total Options Written — (0.0)%
(Premium Received — $(17,238)) .................... (12,138)
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (39.4)%
Government National Mortgage Association
2.50% ,  04/15/53 ................. (59) (51,920)
4.50% ,  04/15/53 ................. (126) (124,104)
5.00% ,  04/15/53 ................. (93) (93,116)
5.50% ,  04/15/53 ................. (55) (55,622)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 - 04/25/53 .......... (246) (211,392)
3.50% ,  04/25/38 - 04/25/53 .......... (271) (252,417)
2.00% ,  04/25/53 ................. (586) (484,253)
2.50% ,  04/25/53 ................. (2,036) (1,754,777)
3.00% ,  04/25/53 ................. (268) (240,400)
4.00% ,  04/25/53 ................. (11,327) (10,832,970)
4.50% ,  04/25/53 ................. (840) (822,637)
5.00% ,  04/25/53 ................. (33) (33,112)
5.50% ,  04/25/53 ................. (346) (349,494)
6.00% ,  04/25/53 ................. (300) (306,199)
Total TBA Sale Commitments — (39.4)%
(Proceeds: $(15,676,382)) ......................... (15,612,413)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.9%
(Cost: $44,984,065 ) .............................. 43,144,274
Liabilities in Excess of Other Assets — (8.9)% ............ (3,526,970)
Net Assets — 100.0% ..............................
$ 39,617,304
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Rounds to less than 1,000.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
(j)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 845,499 $ — $ (646,223)
(a)
$ — $ — $ 199,276 199,276 $ 11,609 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 13 06/21/23 $ 1,496 $ 2,725
U.S. Treasury 10 Year Ultra Note ............................................... 8 06/21/23 970 32,973
U.S. Treasury Ultra Bond ..................................................... 6 06/21/23 850 38,355
U.S. Treasury 5 Year Note .................................................... 35 06/30/23 3,838 74,568
148,621
Short Contracts
U.S. Treasury Long Bond ..................................................... 10 06/21/23 1,314 (54,867)
U.S. Treasury 2 Year Note .................................................... 8 06/30/23 1,653 (19,087)
(73,954)
$ 74,667
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 24,000 USD 17,574 HSBC Bank plc 04/19/23 $ 188
USD 17,471 CAD 24,000 HSBC Bank plc 04/19/23 (291)
$ (103)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1-day SOFR Annual Bank of America NA 04/12/23 2.60 % USD 200 $ (11)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual Bank of America NA 03/13/26 2.95 USD 17 (828)
(839)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (10,325)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual Bank of America NA 03/13/26 2.95 USD 18 (974)
(11,299)
$ (12,138)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.16% Annual 1-day SOFR Annual 04/01/32 USD 300 $ 26,015 $ — $ 26,015
2.65% Annual 1-day SOFR Annual 06/02/32 USD 100 4,778 — 4,778
1-day SOFR Annual 3.64% Annual 09/28/32 USD 200 6,742 385 6,357

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.16% Annual 1-day SOFR Annual 01/18/33 USD 350 $ 2,021 $ — $ 2,021
1-day SOFR Annual 2.10% Annual 03/21/33 USD 300 (28,005) — (28,005)
$ 11,551 $ 385 $ 11,166
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 - day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 981,059 $ — $ 981,059
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 31,211,519 — 31,211,519
U.S. Treasury Obligations ................................... — 18,563,462 — 18,563,462
Short-Term Securities
Money Market Funds ...................................... 199,276 — — 199,276
U.S. Government Sponsored Agency Securities .................... — 5,986,199 — 5,986,199
U.S. Treasury Obligations ................................... — 1,827,310 — 1,827,310
Liabilities
Investments
TBA Sale Commitments .................................... — (15,612,413) — (15,612,413)
$ 199,276 $ 42,957,136 $ — $ 43,156,412
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 188 $ — $ 188
Interest rate contracts ....................................... 148,621 39,171 — 187,792

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Liabilities
Foreign currency exchange contracts ............................ $ — $ (291) $ — $ (291)
Interest rate contracts ....................................... (73,954) (40,143) — (114,097)
$ 74,667 $ (1,075) $ — $ 73,592
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD Canadian Dollar
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)